EQUITY-ACCOUNTED INVESTMENTS - Summary of Ownership Interests and Carrying Value of Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Ownership Interest	25.00%
Equity-accounted investments	$ 2,740	$ 2,546	$ 1,392	$ 1,107
Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	2,740	2,546
Hydroelectric | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 349	$ 225
Hydroelectric | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	22.00%	14.00%
Hydroelectric | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	50.00%	50.00%
Wind | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 476	$ 159
Wind | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	25.00%	25.00%
Wind | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	50.00%	50.00%
Utility-scale solar | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 320	$ 304
Utility-scale solar | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	25.00%	25.00%
Utility-scale solar | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	65.00%	65.00%
Distributed energy & storage | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 680	$ 1,049
Distributed energy & storage | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	50.00%	25.00%
Distributed energy & storage | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	67.00%	50.00%
Sustainable solutions | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 915	$ 809
Sustainable solutions | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	4.00%	4.00%
Sustainable solutions | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	67.00%	49.00%